INTANGIBLE ASSETS - Schedule of Reconciliation of Changes in Intangible Assets and Goodwill (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	[1]	$ 106	$ 122
Amortisation for the year		1	1		$ 3
Impairment of Goodwill		0
Ending balance		107	106	[1]	122	[1]
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		208	214		222
Additions			1		1
Transfers and other movements					(1)
Translation			(7)		(8)
Ending balance			208		214
Cost less impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		200
Additions		1
Transfers and other movements		1
Translation		(2)
Ending balance		200	200
Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		(102)	(92)		(91)
Transfers and other movements					(1)
Amortisation for the year			1		3
Impairment of Goodwill			8
Translation			1		(1)
Ending balance			(102)		(92)
Accumulated amortisation and impairments, less impairment write off
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		(94)
Amortisation for the year		1
Translation		(2)
Ending balance		(93)	(94)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		105	119
Ending balance		105	105		119
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		113	119		126
Additions			0		0
Transfers and other movements					0
Translation			(6)		(7)
Ending balance			113		119
Goodwill | Cost less impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		105
Additions		0
Transfers and other movements		0
Translation		0
Ending balance		105	105
Goodwill | Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		(8)	0		0
Transfers and other movements					0
Amortisation for the year			0		0
Impairment of Goodwill			8
Translation			0		0
Ending balance			(8)		0
Goodwill | Accumulated amortisation and impairments, less impairment write off
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		0
Amortisation for the year		0
Translation		0
Ending balance		0	0
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		1	3
Ending balance		2	1		3
Other | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		95	95		96
Additions			1		1
Transfers and other movements					(1)
Translation			(1)		(1)
Ending balance			95		95
Other | Cost less impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		95
Additions		1
Transfers and other movements		1
Translation		(2)
Ending balance		95	95
Other | Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		(94)	(92)		(91)
Transfers and other movements					(1)
Amortisation for the year			1		3
Impairment of Goodwill			0
Translation			1		(1)
Ending balance			(94)		$ (92)
Other | Accumulated amortisation and impairments, less impairment write off
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		(94)
Amortisation for the year		1
Translation		(2)
Ending balance		$ (93)	$ (94)

[1]	Comparative periods have been retrospectively restated, where indicated, due to the corporate restructuring and due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to notes 1.3.1 and 1.3.2.